UNITED STATES

Securities and Exchange Commission

Washington, DC. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.         [  ]

Post-Effective Amendment No. 36 [X]

And

THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 37

MH Elite Portfolio of Funds Trust

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive, Scotch Plains, New Jersey 07076

(Address of Principal Executive Offices)

1-800-318-7969

(Registrants Telephone Number)

Harvey Merson, 43 Highlander Drive, Scotch Plains, New Jersey 07076

Jeff Holcombe, 43 Highlander Drive, Scotch Plains, New Jersey 07076

(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration.

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to Rule 485 (b)

[ ] on ____________ pursuant to Rule 485 (b)

[ ] 60 days after filing pursuant to Rule 485 (a)(1)

[ ] on (date) pursuant to Rule 485 (a)(1)

[ ] 75 days after filing pursuant to Rule 485(a)(2)

[ ] on ____________, pursuant to Rule 485 (a)(2)

Prospectus May 1, 2022

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports by contacting MH Elite Portfolio of Funds Trust. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting MH Elite Portfolio of Funds Trust at 1.800.318.7969.

You may elect to receive all future reports in paper free of charge by contact MH Elite Portfolio of Funds Trust at 1.800.318.7969 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all MH Elite Portfolio of Funds Trust mutual funds.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MH Elite Portfolio of Funds Trust

www.mhelite.com

Table of Contents

Summary Section
MH Elite Small Cap Fund of Funds	1
MH Elite Fund of Funds	6
MH Elite Select Portfolio of Funds	11
MH Elite Income Fund of Funds	17
Additional Information on the Funds’ Investment Objectives and Principal Strategies	23
Principal Risks	24
Investment Adviser	26
Pricing Of Fund Shares	27
How To Buy Shares	27
How To Exchange Shares	28
How To Sell Shares	28
Retirement Plans	29
Distributions and Taxes	29
Financial Highlights	31
Privacy Notice	36
Important Notice Regarding Delivery of Shareholder Documents	37
To Obtain Additional Information	38

This prospectus is intended to provide important information to help you evaluate whether the funds offered by MH Elite Portfolio of Funds Trust may be right for you. Please read this prospectus carefully before investing and keep the prospectus for future reference.

i

Summary Section

MH Elite Small Cap Fund of Funds

Investment Objective

The Fund seeks long term capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	1.00%
Distribution (and/or Service) (12b-1) Fees	None
Other Expenses	0.25% [1]
Acquired Fund Fees and Expenses	0.78% [2]
Total Annual Fund Operating Expenses	2.03%

1.	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay the expenses incurred by the Fund associated with operating a family of funds other than the investment advisory fees and the acquired fund fees and expense. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .35%.

2.	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$208	$656	$1,150	$2,617

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.75% of the average value of its portfolio.

1

Summary Section

MH Elite Small Cap Fund of Funds

Principal Investment Strategies

MH Elite Small Cap Fund of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 12 to 25 unaffiliated open-end mutual funds (underlying funds) which in turn, invest principally (i.e. at least 80% of their total assets) in common stocks of small and micro-capitalization companies. The Fund’s adviser currently considers small and micro-capitalization companies to be those with a market capitalization (a company’s stock price multiplied by the total number of shares outstanding) that falls within the range of the Russell 2000 index. The market capitalization of the Russell 2000 index as of December 31, 2021 ranged from $32.0 million to $14.0 billion with a weighted average market capitalization of $3.5 billion. The underlying funds may also purchase other types of equity securities, in addition to common stocks, such as preferred stocks and convertible securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company. Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds. The investment objective of each of the underlying funds will be, consistent with the investment objective of the Fund, long-term capital appreciation.

The majority of holdings of the underlying funds are intended to represent primarily U.S. based small companies. Although the underlying funds will normally focus on the securities of U.S. companies, they may invest in foreign securities. An underlying fund may use derivatives such as options and futures contracts as a substitute for investing directly in equity securities. The Fund will generally invest in a mix of fund styles identified as value, blend or growth funds. Depending on economic and market conditions, the Fund may be weighted more to one particular investment style.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, style drift, a change in the underlying fund’s portfolio manager or if exposure to foreign securities exceeds 30% of the underlying fund’s holdings.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

•	Smaller Company Risk - Investing in small cap stock funds has been riskier than investing in funds that invest in mid and large cap stocks. Stock prices of small cap companies tend to be less liquid and more volatile than mid and large cap companies with sharper price movements in both up and down markets;

•	Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget
2

deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;

•	Style Risk - The Fund may be overly invested in one particular style of investing (i.e. growth vs. value) that may underperform and/or be more volatile than other investment styles at the time. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions and market moves. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment;

•	Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

•	Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

•	Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

•	Foreign Investment Risk - The underlying funds may invest in foreign securities which may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S;

•	Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.

3

Summary Section

MH Elite Small Cap Fund of Funds

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

During the 10-year period shown in the bar chart, the highest return for a quarter was 27.17% (quarter ending 6/30/2020) and the lowest return for a quarter was -27.81% (quarter ending 3/31/2020).

MH Elite Small Cap Fund of Funds

Average Annual Total Returns

Periods Ended December 31, 2021

	1 Year	5 Years	10 Years
Return before taxes	14.58%	11.20%	11.19%
Return after taxes on distributions	11.20%	9.59%	9.54%
Return after taxes on distributions and sale of fund shares	11.17%	9.84%	9.17%
Russell 2000 (reflects no deductions for fees, expenses or taxes)	14.82%	12.02%	13.23%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.

4

Summary Section

MH Elite Small Cap Fund of Funds

Management of the Fund

Investment Adviser - MH Investment Management, Inc.

Portfolio Manager – Harvey Merson has managed the Fund since its inception in 1998.

Purchase and Sale of Fund Shares

The minimum initial investment is $10,000 and the minimum subsequent investment is $1,000. Minimum investment amounts may be split among one or more of the MH Elite Funds. You may purchase shares by completing an application and sending payment by check to the Fund. An application to purchase shares of the Fund(s) may be obtained by calling the Fund at 800-318-7969 or going to www.mhelite.com. You may sell (redeem) your shares on any day the New York Stock Exchange is open by calling the Fund or by sending a letter of instructions to MH Elite Portfolio of Funds Trust at 43 Highlander Drive, Scotch Plains, NJ 07076. Redemptions by telephone are permitted only for amounts up to $50,000. Generally, purchase and redemption requests received in good order will be processed at the next Net Asset Value (NAV) next calculated after the request is received. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.

Tax Information

The Fund’s distributions will normally be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

5

Summary Section

MH Elite Fund of Funds

Investment Objective

The Fund seeks long term capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	1.00%
Distribution (and/or Service) (12b-1) Fees	None
Other Expenses	0.25% [1]
Acquired Fund Fees and Expenses	0.56% [2]
Total Annual Fund Operating Expenses	1.81%

1.	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay the expenses incurred by the Fund associated with operating a family of funds other than the investment advisory fees and the acquired fund fees and expense. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .35%.

2.	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$186	$585	$1,025	$2,334

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.73% of the average value of its portfolio.

6

Summary Section

MH Elite Fund of Funds

Principal Investment Strategies

MH Elite Fund of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 12 to 25 unaffiliated open-end mutual funds (underlying funds) which in turn, invest principally (i.e. at least 80% of their total assets) in common stocks of mid and large-capitalization companies. The Fund's adviser will emphasize funds that invest in companies whose market capitalization falls within the range of the Russell 1000 Index which as of December 31, 2021 ranged from 1.8 billion to 1.4 trillion with a median market capitalization of 15.1 billion. The underlying funds may also purchase other types of equity securities, in addition to common stocks, such as preferred stocks and convertible securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company. Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds. The investment objective of each of the underlying funds will be, consistent with the investment objective of the Fund, long-term capital appreciation.

The majority of holdings of the underlying funds are intended to represent primarily U.S. based mid and large cap companies. Although the underlying funds will normally focus on the securities of U.S. companies, they may invest in foreign securities. An underlying fund may use derivatives such as options and futures contracts as a substitute for investing directly in equity securities. The Fund will generally invest in a mix of fund styles identified as value, blend or growth funds. Depending on economic and market conditions, the Fund may be weighted more to one particular investment style.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, style drift, a change in the underlying fund’s portfolio manager or if exposure to foreign securities exceeds 30% of the underlying fund’s holdings.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

•	Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;
•	Mid Size Company Risk – Stocks of medium sized companies tend to be more volatile and less liquid than stocks of large companies;
7

•	Style Risk - The Fund may be overly invested in one particular style of investing (i.e. growth vs. value) that may underperform and/or be more volatile than other investment styles at the time. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions and market moves. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment;

•	Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

•	Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

•	Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

•	Foreign Investment Risk - The underlying funds may invest in foreign securities which may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S;

•	Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.

8

Summary Section

MH Elite Fund of Funds

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 21.27% (quarter ending 06/30/2020) and the lowest return for a quarter was -18.44% (quarter ending 3/31/2020).

MH Elite Fund of Funds

Average Annual Total Returns

Periods Ended December 31, 2021

	1 Year	5 Years	10 Years
Return before taxes	19.75%	14.71%	12.61%
Return after taxes on distributions	17.17%	13.31%	11.06%
Return after taxes on distributions and sale of fund shares	14.27%	12.75%	10.41%
Russell 1000 (reflects no deductions for fees, expenses or taxes)	26.45%	18.42%	16.55%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.

9

Summary Section

MH Elite Fund of Funds

Management of the Fund

Investment Adviser – MH Investment Management, Inc.

Portfolio Manager - Harvey Merson has managed the Fund since its inception in 2004.

Purchase and Sale of Fund Shares

The minimum initial investment is $10,000 and the minimum subsequent investment is $1,000. Minimum investment amounts may be split among one or more of the MH Elite Funds. You may purchase shares by completing an application and sending payment by check to the Fund. An application to purchase shares of the Fund(s) may be obtained by calling the Fund at 800-318-7969 or going to www.mhelite.com. You may sell (redeem) your shares on any day the New York Stock Exchange is open by calling the Fund or by sending a letter of instructions to MH Elite Portfolio of Funds Trust at 43 Highlander Drive, Scotch Plains, NJ 07076. Redemptions by telephone are permitted only for amounts up to $50,000. Generally, purchase and redemption requests received in good order will be processed at the next Net Asset Value (NAV) next calculated after the request is received. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.

Tax Information

The Fund’s distributions will normally be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

Summary Section

MH Elite Select Portfolio of Funds

Investment Objective

The Fund seeks long term capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	1.00%
Distribution (and/or Service) (12b-1) Fees	None
Other Expenses	0.25% [1]
Acquired Fund Fees and Expenses	0.86% [2]
Total Annual Fund Operating Expenses	2.11%

1.	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay the expenses incurred by the Fund associated with operating a family of funds other than the investment advisory fees and the acquired fund fees and expense. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .35%.

2.	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 years
$216	$682	$1,195	$2,720

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.20% of the average value of its portfolio.

11

Summary Section

MH Elite Select Portfolio of Funds

Principal Investment Strategies

MH Elite Select Portfolio of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 15 to 25 unaffiliated open-end mutual funds (underlying funds). The underlying funds will represent a diversified mix of asset classes that may have a low correlation to the U.S. stock market including funds that invest in foreign developed markets, emerging markets, natural resources, precious metals and real estate. Natural resources portfolios focus on commodity based industries such as energy (e.g. oil, natural gas and nuclear), wind, water, solar chemicals, minerals (e.g. coal) and forest products in the U.S. or outside the U.S. Precious metals portfolios focus on mining stocks that are engaged in the exploration, mining, development and distribution of metals and minerals such as gold, silver, platinum, diamonds, copper and nickel. Underlying funds that invest in real estate will own real estate companies, businesses supplying services to the real estate market and REITS, real estate investment trusts that own and operate real estate properties. In addition, the Fund may invest in long/short and/or short only funds. An underlying fund may also use derivatives such as options and futures contracts as a substitute for investing directly in equity securities.

Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds. The Fund has no restrictions on fund styles or on the average market capitalization of the underlying funds. There are also no geographic limits on the Fund’s non-U.S. investments. Under normal conditions, the Fund will invest at least 50% of its total assets in underlying funds that invest in non-U.S. companies.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, portfolio overlap or concentration that impacts the Fund’s diversification, a change in the underlying fund’s portfolio manager or a reweighting of asset classes by the Fund’s Adviser.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

•	Foreign Market Risk – Investing in securities of non-U.S. companies involve certain considerations comprising both opportunity and risk not typically associated with investing in U.S. dollar denominated securities. Risks unique to international investing include fluctuations in currency exchange rates, costs of converting foreign currency into U.S. dollars, price volatility and less liquidity, settlement practices and market inefficiencies, exposure to political and economic risks, including the risk of nationalization and war, lack of uniform accounting and financial reporting standards, less governmental supervision of securities markets, less financial information available to investors, demographics and higher costs. For these reasons investing in foreign markets may be more volatile than investing in the US market. These risks are often heightened for investments in emerging or developing countries;

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•	Emerging Market Risk - There is a greater risk of investing in developing or emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. These countries have less developed securities markets or exchanges, and legal and accounting systems and may be considered speculative investments. Securities may be less liquid and more volatile than securities in countries with more mature markets. Emerging market countries may be subject to greater risks of government restrictions;

•	Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;

•	Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

•	Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

•	Geographic Concentration Risks – Underlying funds may concentrate their investments in a particular geographic region and subject that fund to social, political and economic conditions unique to that particular area. As a result, the underlying fund is likely to be more volatile than a more geographically diverse international fund;

•	Industry Risks – An underlying fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more diversified fund. Investing in natural resources, precious metals and real estate present additional risks. The prices of commodities may be volatile, fluctuating substantially over short periods of time. Prices can be adversely affected by factors surrounding political, regulatory and economic issues and the supply and demand for a particular commodity;

•	Allocation Risk – The risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated to the underlying funds;

•	Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute sizable taxable gains to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;
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•
Short Sale Risk – Short sales are transactions in which an underlying fund sells a stock it does not own. The underlying fund borrows the stock and is obligated to replace the stock borrowed by purchasing the stock at the market price at time of replacement. The price at such time may be higher or lower than the price at which the stock was sold. If the stock goes up in price during the period during which the short position is outstanding, the underlying fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The underlying fund will benefit if the price declines during the period during which the short position is outstanding;

•	Derivative Risk – Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested.

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Summary Section

MH Elite Select Portfolio of Funds

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 19.66% (quarter ending 6/30/2020) and the lowest return for a quarter was -18.81% (quarter ending 3/31/2020).

MH Elite Select Portfolio of Funds

Average Annual Total Returns

Periods Ended December 31, 2021

	1 Year	5 Years	10 Years
Return before taxes	6.72%	9.64%	6.74%
Return after taxes on distributions	5.63%	8.62%	6.09%
Return after taxes on distributions and sale of fund shares	5.21%	7.92%	5.48%
MSCI ACWI ex USA Investable Market Index (reflects no deductions for fees, expenses or taxes)	8.99%	10.33%	8.05%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.

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Summary Section

MH Elite Select Portfolio of Funds

Management of the Fund

Investment Adviser - MH Investment Management, Inc.

Portfolio Manager - Harvey Merson has managed the Fund since its inception in 2006.

Purchase and Sale of Fund Shares

The minimum initial investment is $10,000 and the minimum subsequent investment is $1,000. Minimum investment amounts may be split among one or more of the MH Elite Funds. You may purchase shares by completing an application and sending payment by check to the Fund. An application to purchase shares of the Fund(s) may be obtained by calling the Fund at 800-318-7969 or going to www.mhelite.com. You may sell (redeem) your shares on any day the New York Stock Exchange is open by calling the Fund or by sending a letter of instructions to MH Elite Portfolio of Funds Trust at 43 Highlander Drive, Scotch Plains, NJ 07076. Redemptions by telephone are permitted only for amounts up to $50,000. Generally, purchase and redemption requests received in good order will be processed at the next Net Asset Value (NAV) next calculated after the request is received. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.

Tax Information

The Fund’s distributions will normally be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Summary Section

MH Elite Income Fund of Funds

Investment Objective

The Fund’s primary investment objective is income, with the potential for capital appreciation as a secondary objective.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	1.00%
Distribution (and/or Service) (12b-1) Fees	None
Other Expenses	0.25% [1]
Acquired Fund Fees and Expenses	0.55% [2]
Total Annual Fund Operating Expenses	1.80%

1.	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay the expenses incurred by the Fund associated with operating a family of funds other than the investment advisory fees and the acquired fund fees and expense. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .35%.

2.	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 years
$185	$582	$1,019	$2,321

Portfolio Turnover

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 9.96% of the average value of its portfolio.

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Summary Section

MH Elite Income Fund of Funds

Principal Investment Strategies

MH Elite Income Fund of Funds seeks to achieve its investment objective by investing at least 80% of its total assets in 15 to 25 unaffiliated open-end mutual funds (underlying funds) with an investment objective that seeks to provide current income and/or total return. The Fund will attempt to manage risk and market volatility by investing in a wide range of income funds including funds that invest in U.S. treasury securities that are backed by the full faith and credit of the U.S. Government, corporate bonds, bank debt, mortgage backed securities, inflation indexed securities, debt securities of foreign government and corporate issuers, convertible bonds, high yield/junk bonds and emerging market debt. The credit quality of the bonds purchased by the underlying funds will range from unrated junk bonds to investment grade. The underlying funds will also invest in bonds of various maturities. The Fund may also invest in conservative asset allocation funds, which in turn employ a strategy of investing in a combination of bonds and common stocks, whereby the stock allocation is less than 40%, and equity funds that invest in dividend paying common stocks to generate income. An underlying fund may use derivatives such as options and futures contracts as a substitute for investing directly in debt securities.

Underlying funds will be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Whenever possible, the Fund will invest in institutional or adviser share classes to help reduce the costs associated with investing in the underlying funds.

The Fund may sell an underlying fund if the Adviser believes it no longer contributes to the attainment of the Fund’s investment objective. Factors that could contribute to an underlying fund being sold include disappointing performance, portfolio overlap or concentration that impacts the Fund’s diversification or a change in the underlying fund’s portfolio manager.

Principal Risks

An investment in any security involves a certain amount of risk. Our selection of underlying funds may not perform as well as expected when we bought them or as well as the bond and stock market in general. There is the possibility that the Fund’s share price and total return may decline as a result of a decline in the value of the underlying funds. As a result, loss of money is a risk of investing in the Fund. There is no guarantee the Fund will achieve its investment objective and you should consider an investment in the Fund as a long-term investment.

There are a number of other risks and considerations that a potential investor in the Fund should consider:

•	Market Risk - The value of your investment in the Fund will fluctuate in response to the stock market and general economic conditions. Factors that could impact market risk include, but are not limited to, geopolitical events, including wars and terrorist attacks, major cybersecurity events, declines in oil and commodity prices, budget deficits, investor confidence or lack of, rapid rise in interest rates and/or inflation. Furthermore, actions by the Federal Reserve Board or other U.S. or non-U.S. governmental agencies or central banks could negatively affect financial markets and increase market volatility. There is the chance that stock prices overall could decline because stock markets tend to move in cycles, with periods of rising and falling prices;

•	Interest Rate Risk - The income and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise the market prices of debt securities will usually decline. Conversely, when interest rates fall the prices of debt securities will usually increase. A potential rise in interest rates may result in periods of greater
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volatility, increased redemptions and potential liquidations of portfolio securities at disadvantageous prices and times. Longer term securities may be more sensitive and fluctuate more in response to interest rate changes than the market price of shorter term securities. Due to historically low interest rates, the Fund may be subject to heightened risks if and when interest rates rise as the value of the fixed income investments held by the Fund may decline in value;

•	Fund of Funds Risk - Investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. The investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action, for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund;

•	Management Risk - Risk that the adviser’s research, analysis and strategies may fail to produce the intended results and the Fund could under perform other funds with similar objectives and investment strategies;

•	High Yield Risk - Issuers of lower rated or high yield debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties that could affect their ability to make interest and principal payments when due. High yield debt securities are generally more illiquid, harder to value and are subject to greater price volatility than higher credit quality securities;

•	Foreign Market Risk - The underlying funds may invest in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices;

•	Emerging Market Risk - Emerging market debt securities are generally more volatile and less liquid than debt securities of developed countries;

•	Bank Debt Risk - An underlying fund may invest in bank debt that involves the participation in loans or of assignments of all or a portion of loans from third parties. Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks including the risk that any loan collateral may become impaired;

•	Credit/Default Risk - An issuer of a fixed income security could be downgraded or default. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. If an underlying fund holds securities that have been downgraded or that default on payment, the fund’s performance could be negatively affected;

•	Currency Risk - Fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars;
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•
Derivative Risk - Derivative instruments are financial instruments whose value depends upon, or are derived from, the value of an underlying asset, such as a security, index or currency. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying asset. Investing in derivative instruments may be speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

•	Duration Risk – Duration measures the sensitivity of an asset price to movements in yields. Debt securities with longer maturities are more sensitive and volatile to price risk from changes in interest rates;

•	Portfolio Turnover Risk - Frequent trading, which leads to a high portfolio turnover, by the underlying funds could have an impact on potential tax liabilities, expenses and affect the fund’s performance. The possibility exists that the Fund may distribute taxable gains and dividends to its shareholders, regardless of investment performance, due to the frequent trading of the underlying funds;

•	Prepayment Risk – Debt securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

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Summary Section

MH Elite Income Fund of Funds

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual returns with those of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 8.28% (quarter ending 6/30/2020) and the lowest return for a quarter was -10.35% (quarter ending 3/31/2020).

MH Elite Income Fund of Funds

Average Annual Total Returns

Periods Ended December 31, 2021

	1 Year	5 Years	10 Years
Return before taxes	2.44%	4.09%	3.21%
Return after taxes on distributions	1.45%	3.33%	2.47%
Return after taxes on distributions and sale of fund shares	2.00%	3.16%	2.47%
Barclay’s US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	-1.55%	3.57%	2.89%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale at the end of the measurement period.

21

Summary Section

MH Elite Income Fund of Funds

Management of the Fund

Investment Adviser - MH Investment Management, Inc.

Portfolio Manager – Harvey Merson has managed the Fund since its inception in 2011.

Purchase and Sale of Fund Shares

The minimum initial investment is $10,000 and the minimum subsequent investment is $1,000. Minimum investment amounts may be split among one or more of the MH Elite Funds. You may purchase shares by completing an application and sending payment by check to the Fund. An application to purchase shares of the Fund(s) may be obtained by calling the Fund at 800-318-7969 or going to www.mhelite.com. You may sell (redeem) your shares on any day the New York Stock Exchange is open by calling the Fund or by sending a letter of instructions to MH Elite Portfolio of Funds Trust at 43 Highlander Drive, Scotch Plains, NJ 07076. Redemptions by telephone are permitted only for amounts up to $50,000. Generally, purchase and redemption requests received in good order will be processed at the next Net Asset Value (NAV) next calculated after the request is received. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.

Tax Information

The Fund’s distributions will normally be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information on the Funds’ Investment

Objectives and Principal Strategies

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds and MH Elite Select Portfolio of Funds each have an investment objective of long-term capital appreciation. The primary investment objective for MH Elite Income Fund of Funds is income with the potential for capital appreciation as a secondary objective. MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds and MH Elite Select Portfolio of Funds seek to achieve their investment objective by investing in unaffiliated open-end mutual funds (underlying funds) which in turn, invest principally (i.e. at least 80% of their total assets) in equity securities. Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has priority over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock. Equity securities generally are more volatile and riskier than some other forms of investment, particularly debt securities. The investment objective of the underlying funds within each Fund will be consistent with the investment objective of the Fund(s). There can be no assurance that the Funds will achieve their investment objective.

MH Elite Small Cap Fund of Funds will emphasize funds that invest in companies whose market capitalization (a company’s stock price multiplied by the total number of shares outstanding) falls within the range of the Russell 2000 Index which as of December 31, 2021 ranged from $32.0 million to $14.0 billion with a weighted market capitalization of $3.5 billion. The Fund will invest at least 80% of its total assets in twelve to twenty-five underlying funds that invest at least 80% of their total assets in common stocks of small and micro-capitalization companies.

MH Elite Fund of Funds will emphasize funds that invest in companies whose market capitalization falls within the range of the Russell 1000 Index which as of December 31, 2021 ranged from 1.8 billion to 1.4 trillion with a median market capitalization of 15.1 billion. The Fund will invest at least 80% of its total assets in twelve to twenty-five underlying funds that invest at least 80% of their total assets in common stocks of mid and large capitalization companies.

MH Elite Select Portfolio of Funds will provide investors the opportunity to invest in a diversified mix of asset classes that may have a low correlation to the U.S. stock market including funds that invest in foreign developed markets, emerging markets, natural resources, precious metals and real estate. In addition, MH Elite Select Portfolio of Funds may invest in long/short and/or short only funds that employ investing techniques that do not involve investing in equity securities to help reduce risk. The underlying funds may also employ other investing strategies such as investing in futures and options. The use of various investing strategies by the underlying funds will assist the Fund in its desire to capture market performance and to reduce the effects of market volatility. The Fund will invest at least 80% of its total assets in fifteen to twenty-five unaffiliated open-end mutual funds.

Our three equity Funds will invest in a mix of fund styles including value, blend and growth funds. Growth funds will invest in stocks that typically enjoy strong growth in earnings, which is often related to a hot new product or service. Growth stocks are expected to grow at a faster pace then the rest of the market as measured by forward earnings, book value, cash flow and sales. They are often priced at a premium associated with relatively high P/Es (price to earnings ratio) and P/Bs (price to book ratio). In contrast, value managers are bargain hunters looking for a sale, seeking out companies selling for less than the true value of their earning power or assets. The stock holdings of value funds will have P/Es and P/Bs that are well below the norm. Value stocks are not the darlings of Wall Street but rather viewed as the underachievers. In researching stocks, fund managers will uncover what’s hot (growth) and what’s not (value). Blend funds do not adhere to one particular (value or growth) style of investing and will hold a combination of value and growth stocks.

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MH Elite Income Fund of Funds will invest at least 80% of its total assets in fifteen to twenty-five unaffiliated open-end mutual funds (underlying funds) with an investment objective that seeks to provide current income and/or total return. The Fund will diversify its holdings by investing in a wide range of income producing funds including U.S. treasury securities, corporate debt, bank debt, mortgage backed securities, inflation indexed securities, convertible securities, junk bonds and dividend paying common stocks. The underlying funds may invest in debt securities of issuers in both developed and emerging markets throughout the world. The underlying funds may also invest in fixed income instruments of varying maturities and invest in bonds with a credit rating ranging from below investment grade (high yield or junk bonds) securities to AAA credit rated securities. The advisers of the underlying funds that invest in unrated securities are responsible for the valuation of the unrated securities. A maturity date, which refers to a future date on which the issuer pays the principal to the investor, can range from one day up to 30 years or more. Generally bonds that mature in less than five years are called short term bonds; bonds that mature in five to twelve years are called intermediate term bonds and long term bonds have maturities of 12 years or more.

The Investment Adviser reviews and evaluates funds based on their investment style, policies, and past performance. Other criteria considered in making a determination include the portfolio manager’s tenure and experience, the size of the fund, transaction and operating expenses and fees, portfolio composition and liquidity, and quality and types of shareholder services provided. Consistency in performance and a fund’s relative performance versus other funds with a similar investing style is an important consideration when evaluating a fund for the portfolio. The sector weightings of an underlying fund are reviewed for overlap in holdings and to insure the Funds maintain an overall balanced portfolio. In the process of screening and comparing funds, the Investment Adviser will consider a fund’s standard deviation, a statistical measure of a fund’s range of performance and volatility, and a fund’s alpha figure, used to measure the value added or subtracted by a fund’s manager. The Funds will invest in unaffiliated funds that can be purchased at their net asset value without sales charges, upfront or deferred, and have a maximum limit on 12b-1 fees of .25%. Disappointing performance, a change in portfolio manager(s) or significant style drift will lead to a fund being removed from the portfolio. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities are available in the Funds’ Statement of Additional Information (SAI). Portfolio Holdings for each Fund are updated monthly on the Fund’s website, www.mhelite.com.

Principal Risks

An investment in any security involves a certain amount of risk. There are a number of risks and other considerations that a potential investor in each of the Funds should consider. Some of these relate to an investment in a security of any kind, others are particular to a fund that invests in other funds, and still others concern certain legal requirements applicable to funds that invest in other funds. There is the potential for a diluted effect of investing in a fund of funds. MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds will invest at least 80% of their assets in underlying funds, which will invest at least 80% of their assets in equity securities. If only the minimum investment restrictions are met by the Funds and the underlying funds, then only 64% of assets would be invested in equity securities. In contrast, while MH Elite Select Portfolio of Funds will invest 80% of its assets in underlying funds, the underlying funds, by investing in derivatives such as options and futures contracts, may have less than 80% of their assets in equity securities which would further reduce the percentage of assets that would be invested in equity securities. As cash can be considered an income producing security, there is less of a diluted effect for MH Elite Income Fund of Funds in meeting its investment objective. Although the Funds diversify their portfolios by investing in other mutual funds, which tends to minimize risk somewhat, it does not eliminate risk altogether.

The value of your investment in each Fund will fluctuate in response to stock market and general economic conditions. One risk to consider, when investing in any of the Funds, is

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the possibility that its share price and total return may decline as a result of a decline in the value of the underlying funds. In the past, investing in small cap stock funds has been riskier than investing in funds that concentrate on mid and large cap stocks. Stock prices of small cap companies tend to be more volatile than mid and large cap companies with sharper price movements in both up and down markets. Each Fund may be weighted more to one particular style of investing (i.e. growth vs. value) that may underperform and/or be more volatile than other investment styles at the time. Furthermore, our selection of underlying funds may not perform as well as expected when we bought them or as well as the stock market in general. As a result, loss of money is a risk of investing in each of the Funds. You should consider an investment in each of these Funds as a long-term investment.

Due to the broad diversification of asset classes in which MH Elite Select Portfolio of Funds will invest in, there are additional risks that should be considered before investing. For a variety of reasons including unstable economies, potential for political unrest, demographics, market inefficiencies and currency fluctuations, investing in foreign and emerging markets may be more volatile than investing in the US market. Some of the techniques used by the underlying funds will produce greater volatility in their attempt to achieve greater returns. Some of the funds will even seek to profit from market declines and will conversely sustain losses when the market is rising. The underlying funds may use investment techniques that may be considered aggressive including the use of futures contracts and options. Short selling is another strategy that may be employed by an underlying fund. In short selling one benefits from the decline in value of a security.

There are a number of risk factors associated with investing in MH Elite Income Fund of Funds. Bond prices will react to the direction of interest rates. When interest rates rise, debt security prices generally will decline. In general, securities with longer maturities are more sensitive to interest rate changes. Debt security prices generally will rise when interest rates decline.

The Fund’s investments in underlying funds may be subject to currency risk which is the risk that foreign currencies will decline in value relative to the U.S. dollar. The risk of default by an issuer could have an impact on the Fund’s performance. Bonds with lower credit ratings are riskier than bonds with higher credit ratings. Investing in junk or high yield bonds assumes additional risks. These issuers are more vulnerable to changes in the economy which could impede their ability to make principal and interest payments. Considering the difference in accounting, auditing and reporting standards, the potential for political and economic unrest and smaller and often limited markets, investing in foreign debt securities generally involves more risks than investing in U.S. debt obligations.

The Funds are independent from any of the underlying funds in which they invest and have little voice in or control over the investment practices, policies, or decisions of those funds. If the Funds disagree with those practices, policies, or decisions, it may have no choice other than to liquidate its investment in that fund, which can entail further losses. Also, the Investment Advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action; for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund.

An investor in each of the Funds will indirectly pay higher expenses than if the underlying shares were owned directly. An investor who invests directly in a fund will pay a pro rata share of the fund's operating expenses (i.e. management fees, distribution fees, and other expenses). An investor in any of the Funds will incur a layering of fees as they will not only be paying the operating expenses related to each of the Funds, but they will also be paying a portion of similar expenses of the underlying funds.

The Investment Company Act of 1940 imposes certain conditions on funds which invest in other funds. The Funds and their affiliated persons may not purchase or otherwise acquire more than 3% of the total outstanding stock of another fund. The Funds may have to forgo what the Investment Adviser deems to be an advantageous purchase because of this restriction. The 1940 Act also provides that an underlying fund is not obligated to redeem

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any securities in an amount exceeding 1% of its total outstanding securities during any period of less than 30 days. As a result of this provision, the Investment Adviser may be unable to liquidate more than 1% of an underlying fund’s securities should market or other considerations indicate the advisability of doing so. Because of this restriction, the Funds may have to forgo certain investment opportunities.

Normally, cash, short-term debt securities, and money market mutual funds held for investments or redemptions may not exceed 20% of the Fund’s total assets. For temporary defensive purposes or to accumulate cash for investments or redemptions, the Funds may hold cash or invest in money market mutual funds or U .S. Treasury obligations. When the Funds invest for temporary defensive purpose, it may do so without any percentage limitations. These temporary defensive positions are inconsistent with the Funds’ principal investment strategies and the Funds may fail to achieve their investment objectives.

Investment Adviser

MH Investment Management, Inc., located at 43 Highlander Drive, Scotch Plains, NJ 07076, is a New Jersey corporation that acts as the Investment Adviser to the Funds. MH Investment Management, Inc. has been the Investment Adviser to the MH Elite Small Cap Fund of Funds since its inception on September 1, 1998. Mr. Harvey Merson and Mr. Jeff Holcombe established the company on October 20, 1997 and are the sole owners and officers of MH Investment Management, Inc.

As Portfolio Manager, Mr. Harvey Merson is primarily responsible for the day to day management of the Fund's portfolios. Mr. Merson is a graduate of Rider College with a Bachelor of Science degree in Business Administration. Mr. Merson has been assisting individuals with the purchasing, monitoring, and sale of mutual funds for the past 40 years. Refer to the Statement of Additional Information (SAI) for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities in the Fund(s). Mr. Merson also serves as the Chief Compliance Officer, President and Secretary of MH Elite Portfolio of Funds Trust.

Mr. Jeff Holcombe, Chief Information Officer, is primarily responsible for the administrative operations of the Funds. Mr. Holcombe is a graduate of Montclair State College with a Bachelor of Science degree in Business Administration, and Fairleigh Dickinson University with a Master of Business Administration in Finance. Mr. Holcombe was formerly a Development Director with Ericsson. Mr. Holcombe also serves as Vice-President and Treasurer of MH Elite Portfolio of Funds Trust.

The Investment Adviser furnishes each Fund with investment advice and, in general, supervises the management and investment program of the Funds. Under the Investment Advisory Agreement, the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds have agreed to pay the Investment Adviser an annual management fee, payable monthly, of 1.00% of the Fund's daily net assets.

Pursuant to its contract with each Fund, the Investment Adviser is required to render research, statistical and advisory services to the Funds, to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Fund's employees who may be Officers, Trustees or employees of the Investment Adviser.

An Administrative Services Agreement between the Funds and MH Investment Management, Inc. stipulates the Investment Adviser will be responsible for expenses incurred for the conduct of business by the Funds and in return, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of .25% of the Fund's daily net assets. For the calendar year 2021, MH Investment Management, Inc. received $114,061 from the Funds under the terms of the Administrative Services Agreement. The Investment Adviser cannot recover any expenses incurred by the Funds that are in excess of the .25% annual fee. For the calendar year 2021, the total operating expenses incurred by the Funds

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and paid by the adviser, MH Investment Management Inc. was $155,172 or $38,793 per fund.

The Investment Advisory Agreement and Administrative Services Agreement are approved annually by the Fund’s Board of Trustees. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement is available in the Fund’s annual report to shareholders for the period January 1st to December 31st of each year.

Pricing Of Fund Shares

The Net Asset Value (NAV) per share is determined by calculating the total value of the Fund’s assets, deducting total liabilities, and dividing the result by the number of shares outstanding. On each day the New York Stock Exchange is open for trading, the share price, or NAV, of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is received in good order by the Fund.

The Fund’s assets consist primarily of shares of the underlying funds, which are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolio for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value. The prospectuses for the underlying funds will explain the circumstances under which those funds will use fair market value and the effects of using fair market value pricing. As trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (NYSE), closing market quotations may become unreliable. An underlying fund may impose fair market pricing if a significant event occurs, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, which would make the pricing of a particular security unreliable. Fair market pricing is the subjective judgment of the underlying fund’s management.

How To Buy Shares

The offering price of the shares offered by the Funds are at the net asset value per share next determined after your order is received by MH Elite Portfolio of Funds Trust in good order and is computed in the manner described under the caption "Pricing of Fund Shares" in this Prospectus. The Funds reserve the right at their sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject any order received by the Fund that is not in good order. A shareholder will be notified within 48 hours if their order is rejected. “Good Order” means your purchase request should include the name of the fund, the dollar amount of shares to be purchased, a purchase application when opening an account or, if an existing account, an investment stub from an account statement or by adding your account number to your check. Check to be made payable to MH Elite Portfolio of Funds Trust. For retirement accounts, checks will also be accepted if made payable to the Fund’s custodian, currently, Huntington National Bank. Third party endorsed checks or foreign checks will not be accepted.

Initial purchase of shares of the Funds may be made by completing and signing an account application submitted to the Funds. Applications may be obtained by calling the Fund or by visiting our website, www.mhelite.com, and downloading the application. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, permanent street address, date of birth, social security or government identification number, driver’s license and any other information that will allow us to identify you. Mailing addresses containing only a P.O. Box will not be accepted. The Funds will use such information to verify your identity and will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA Patriot Act. If

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you do not supply the necessary information, the Funds may not be able to open your account. Furthermore, if the Funds’ do not have a reasonable belief of the identity of a shareholder, the account application will be rejected. Each Fund also reserves the right to close the account within 5 business days of receiving the application if clarifying information/documentation cannot be verified. Please contact the Funds at (800) 318-7969 if you need additional assistance when completing your application.

The minimum initial purchase of shares is $10,000.00. The minimum amount for subsequent purchases is $1,000.00. Investments in funds offered by MH Elite Portfolio of Funds Trust can be combined to meet the required minimum. The minimum is also per household and extended to include immediate members of the family.

The Funds will automatically retain and reinvest dividends and capital gains distributions declared by the Funds, and use the proceeds for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A Shareholder may at any time by letter or forms supplied by the Funds direct the Funds to pay dividends and/or capital gains distributions, if any, to such shareholder in cash. Shares will be issued to three decimal places as purchased from the Funds.

How To Exchange Shares

Shares of the Funds may be exchanged for each other at NAV. You may exchange shares by written request or by telephone. You must sign your written request exactly as your name appears on our account records. The privilege of exchanging shares by telephone is automatically available to all shareholders. Your exchange will be processed at the next determined NAV after the Fund receives your request. You must maintain a minimum account balance of $1,000 in each Fund after the exchange of shares has been processed. An exchange of the Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

How To Sell Shares

The Funds will redeem all or any part of the shares of any shareholder that submits a written request with signature(s) guaranteed to MH Elite Portfolio of Funds Trust. Redemption and withdrawal forms are available on our website, www.mhelite.com or by calling the Fund. Signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan association, or member firm of a national securities exchange. A notary public may not provide a signature guarantee. If the amount of the redemption proceeds is $100,000.00 or less, a signature guarantee is not required.

The Funds will also accept telephone redemptions for amounts up to $50,000. A check will be mailed only to the address to which the account is registered unless instructed otherwise in a written request signed by the shareholder(s) of record. The Funds will not permit shareholders to have redemption proceeds payable to someone other than the shareholder of record as per account registration. The Funds will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions and providing written confirmation of the transaction(s). Telephone redemption option is not available for retirement accounts.

The sale price of each share will be the next NAV determined after a Fund receives your request in good order. Payment by the Fund will ordinarily be made within three business days of receipt of request. The Funds may suspend the right of redemption or postpone the date of payment if the New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is

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restricted as determined by the Securities and Exchange Commission, or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of Fund securities or valuation of net assets not reasonably practicable. For recently purchased shares, the Funds may delay payment of redemption proceeds for up to 15 days from date of purchase or until the purchased check has cleared which ever occurs first.

The Fund reserves the right to redeem shares automatically without action by the shareholder in accounts when the account balance falls below $1,000.00.

The Board of Trustees has determined it would not be appropriate to impose a redemption fee on any of the Funds. Considering the size of the Fund, in terms of total assets, and the fund of funds structure under which MH Elite Portfolio of Funds Trust operates, there is no evidence of or any past activity that would suggest the Funds would be an appropriate investment vehicle for market timing strategies. There are potential risks of not adopting policies to deter the impact of frequent purchases and redemptions of Fund shares by Fund shareholders. Frequent trading of Fund shares by shareholders could impede a Fund’s ability to carry out its investment strategy, have an impact on a Fund’s performance and restrict a Fund’s ability to achieve its respective investment objectives. The underlying funds held by each Fund may impose their own polices and procedures for the frequent purchasing and redemption of Fund shares by their respective shareholders. A discussion of the underlying funds policies and procedures regarding frequent trading can be found in the underlying fund’s prospectus.

Retirement Plans

MH Elite Portfolio of Funds Trust offers shares in connection with tax-deferred retirement plans. Application forms and additional information about these plans are available on the website, www.mhelite.com and from MH Elite Portfolio of Funds Trust. Monies deposited into a qualified account may be invested in shares of the Funds upon filing of the appropriate forms. MH Elite Portfolio of Funds Trust will contract with an independent or outside firm, currently Huntington National Bank, to serve as trustee for the Fund’s retirement plans. Before investing in the Funds through such a plan, an investor should consult a tax advisor. Due to minimum purchase requirements, the retirement plans available are intended to be used in conjunction with rollovers and transfers from individual retirement accounts (‘IRAs’), and employer sponsored plans (i.e. Section 401K plans, H-R-10 Plans, 403B, etc.).

Distributions and Taxes

At the discretion of the Fund’s Board of Trustees, the Funds will distribute substantially all of their net investment income and any realized capital gains. Distributions, if declared, will be paid annually. The distributions may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). The Funds' distributions, whether received in cash or reinvested in additional shares of a Fund, may be subject to federal income tax. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Funds are required by federal law to withhold 24% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must supply MH Elite Portfolio of Funds Trust with your Social Security or Taxpayer Identification Number, and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

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Mutual funds are now required to report to the Internal Revenue Service the cost basis of shares acquired by a shareholder on or after January 1, 2012 ("covered shares") and subsequently redeemed. These requirements do not apply to investments through a tax-deferred arrangement such as an individual retirement plan or a 401(k) plan. The cost basis of a share is generally its purchase price adjusted for dividends, capital gain distributions and return of capital. Cost basis is used to determine whether a sale of the shares results in a gain or loss. If you redeem covered shares during any year, then the Fund will report the cost basis of such covered shares to the IRS and you on Form 1099-B.

The Fund(s) will permit shareholders to elect from among several IRS accepted cost basis methods to calculate the cost basis in your covered shares. If you do not affirmatively elect a cost basis method, then the Fund's default cost basis calculation method, which is currently Average Cost method, will be applied to your account(s). The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares.

You are encouraged to consult your tax adviser regarding the application of the new cost basis reporting rules and which cost basis calculation method you should elect. The Cost Basis Election Form is part of the application and is available online at www.mhelite.com or by calling 1-800-318-7969.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the firm Sanville & Company, whose report, along with the Fund’s financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.

MH Elite Small Cap Fund of Funds

a)	Per share net investment income/(loss) has been determined on the average number of shares outstanding during the year.
b)	Total return assumes reinvestment of dividends.
c)	Net investment income/(loss) and expense ratios do not reflect the Small Cap Fund of Funds’ proportionate share of income and expense of the underlying funds.

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Financial Highlights

(continued)

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the firm Sanville & Company, whose report, along with the Fund’s financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.

MH Elite Fund of Funds

(a)	Per share net investment income/(loss) has been determined on the average number of shares outstanding during the year.
(b)	Total return assumes reinvestment of dividends.
(c)	Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

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Financial Highlights

(continued)

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the firm Sanville & Company, whose report, along with the Fund’s financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.

MH Elite Select Portfolio of Funds

(a)	Per share net investment income/(loss) has been determined on the average number of shares outstanding during the year.
(b)	Total return assumes reinvestment of dividends.
(c)	Net investment income/(loss) and expense ratios do not reflect the Select Fund of Funds’ proportionate share of income and expense of the underlying funds.

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Financial Highlights

(continued)

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years (or, if shorter, the period of the Fund’s operation). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the firm Sanville & Company, whose report, along with the Fund’s financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.

MH Elite Income Fund of Funds

(a)	Per share net investment income has been determined on the average number of shares outstanding during the year.
(b)	Total return assumes reinvestment of dividends.
(c)	Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.
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Privacy Notice

MH Elite Portfolio of Funds Trust (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. This notice provides information about how the Fund collects, shares, and protects your personal information. Please read this notice carefully.

The Fund considers client privacy to be fundamental in our relationship with you. Most importantly, the Fund does not sell its current or former customers’ non-public personal information to any third parties. The Fund uses its customers’ non-public personal information primarily to complete financial transactions that you request or to otherwise service your account and to assess whether you appear on any list of known or suspected terrorists or terrorist organizations. The following is a description of the Fund’s practices regarding the information the Fund collects and the standards the Fund has set in place to safeguard the personal and confidential information you entrust to us.

1.	The Fund collects non-public information about you from:
•	Information we receive about you from applications or other forms, such as your name, date of birth, driver’s license number, occupation, street address and social security number;
•	Information you may provide us orally;
•	Information regarding your transactions with the Fund and others, such as your account balance(s), transaction details and other bank accounts; and
•	Information you submit to us in correspondence, including emails or other electronic communications.

2.	The types of non-public information about you that the Fund may disclose depends on the product or service you have with us or the type of transaction you request. This information may include, but is not limited to:
•	Social Security Number
•	Date of birth
•	Account balances
•	Transaction history

3.	The Fund does not disclose any non-public personal information about its customers to nonaffiliated third parties except as follows:
•	To process transactions that you authorize;
•	To perform the services the Fund has agreed to provide to you, including maintaining and servicing your account;
•	If directed and authorized by you to do so; and
•	If authorized or required by law to do so, such as in the case of a court order or request by regulatory or law enforcement agencies.

4.	The Fund treats the non-public information of its former customers the same as the non-public information of existing customers.

5.	The Fund restricts access to your nonpublic personal and account information to employees and those service providers and their employees who need to know that information to service your account.

6.	The Fund maintains physical, electronic, and procedural safeguards to protect your personal information.

You can be assured that the Fund considers your data to be private and confidential.

If you have any questions or comments about the Fund’s privacy notice, please call us at 1-800-318-7969.

The Privacy Notice is Not Part of the Prospectus

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Important Notice Regarding Delivery of Shareholder Documents

Current regulations allow MH Elite Portfolio of Funds to send a single copy of shareholder documents, such as prospectuses and annual and semiannual reports (“Documents”), to certain MH Elite mutual fund customers who we believe are members of the same family and who share the same address.

We will not send multiple copies of these Documents to you and members of your family who share the same address. Instead, we will send only a single copy of these Documents. This will continue for as long as you are a shareholder, unless you notify us otherwise.

If at any time you choose to receive paper copies of any shareholder reports, please call 800-318-7969. We will begin sending individual copies to you within 30 days of receiving your call.

These Documents can also be found on our website, www.mhelite.com, under the heading Documents.

Harvey Merson

President

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To Obtain Additional Information

For additional information about the Funds offered by MH Elite Portfolio of Funds Trust, please contact us:

By telephone: 1-800-318-7969

By mail:                            MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

By e-mail: info@mhelite.com

Internet: www.mhelite.com

Shareholder Reports

The Funds’ Annual and Semi-Annual Reports contain additional information about the Funds’ investments. The Funds’ Annual Report contains a discussion of the market conditions and investment strategies that affected the performance of the Funds during the last fiscal year. Both the Annual and Semi-Annual Reports also contain performance information, financial statements, complete portfolio holdings and are sent to all shareholders. Mutual Shareholder Services, LLC assists the Fund in the preparation and distribution of reports and statements to shareholders.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios are available, without charge and upon request, by calling 800-318-7969 and on the SEC's website at www.sec.gov. The Funds' proxy voting record for the twelve-month period ended December 31, is available, without charge and upon request, by calling 800-318-7969 and on the SEC's website at www.sec.gov.

Statement of Additional Information

The SAI contains more comprehensive information on the Funds. The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

To obtain a free copy of the SAI, the annual and semi-annual reports or other information about the Funds please call 1-800-318-7969.

Information about the Funds, including the SAI, can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. or on the SEC’s website at http://www.sec.gov. Information about the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. Copies of such information and reports may be obtained, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov( or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-0876

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Part B

STATEMENT OF ADDITIONAL INFORMATION

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

This Statement of Additional Information (SAI) is not a prospectus and is only authorized for distribution when accompanied or preceded by a prospectus for the Funds, as amended or supplemented from time to time. This SAI contains information that may be useful to investors but which may not be included in the Prospectus. To obtain the Prospectus, please write the Fund(s) at 43 Highlander Drive, Scotch Plains, New Jersey 07076 or call 1-800-318-7969. The prospectus and annual/semi-annual reports may be incorporated into this SAI by reference.

MAY 1, 2022

TABLE OF CONTENTS

FUND HISTORY	1
DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS	1
MANAGEMENT OF THE FUNDS	11
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	19
INVESTMENT ADVISORY AND OTHER SERVICES	21
PORTFOLIO MANAGER	23
BROKERAGE ALLOCATION AND OTHER PRACTICES	23
CAPITAL STOCK AND OTHER SECURITIES	23
PURCHASE, REDEMPTION AND PRICING OF SHARES	23
TAXATION OF THE FUNDS	24
UNDERWRITERS	24
CALCULATION OF PERFORMANCE DATA	25
FINANCIAL STATEMENTS	26

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FUND HISTORY

MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. The Fund was organized as an open-end diversified investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933, the sale and issuance of 20,000 shares of capital stock (“initial shares) for $100,000 ($200 for capital stock and $99,800 as additional paid in capital) to its initial investor on February 17, 1998. MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds are separate portfolios of the Investment Company. MH Elite Small Cap Fund of Funds (the Fund changed the name from MH Elite Portfolio of Funds on September 1, 2003) commenced operations on September 1, 1998. MH Elite Fund of Funds commenced operations on January 13, 2004. MH Elite Select Portfolio of Funds commenced operations on April 6, 2006. MH Elite Income Fund of Funds commenced operations on August 15, 2011.

The Investment Adviser to the Funds is MH Investment Management Inc.

DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

As described in the prospectus, MH Elite Portfolio of Funds Trust is an open-end, management investment company that consists of a series of Funds. Each Fund has its own objectives, policies and strategies. The information below is provided as additional information to that already provided in the prospectus.

The Funds are:

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Each Fund has adopted certain investment strategies and risks that are described in the Prospectus of each Fund and incorporated here by reference.

The Funds have adopted certain fundamental investment policies which, together with the investment objective of the Funds, cannot be changed without the approval by holders of a majority of the outstanding shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the outstanding shares of the Fund present at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund. The fundamental policies provide, in addition to those listed in the prospectus, as follows:

1) The Fund(s) do not issue different classes of securities or securities having preferences of seniority over other classes.

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2) The Fund(s) may borrow money from a bank, other financial institution or individual(s) for temporary or emergency purposes if necessary to allow the Funds to maintain or improve its day-to-day operations in the interest of Fund shareholders. The amount borrowed shall not exceed 5% of total assets valued at market. (The investment policies of the underlying funds may also allow them to borrow money.)

3) The Fund(s) will not act as an underwriter of other issuers, except to the extent that the Funds may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

4) The Fund(s) will not invest 25% or more of their assets in any one industry.

5) The Fund(s) will not invest directly in real estate or commodities. The investment policies and strategies of the underlying funds may allow them to invest in real estate and commodities. In particular, MH Elite Select Portfolio of Funds will invest in underlying funds that invest in real estate and commodities.

6) The Fund(s) may not loan cash or portfolio securities to any person. This restriction does not prevent managers of the underlying funds from making loans within their portfolios.

7) The Fund(s) will not engage in short sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). It is possible that managers of an underlying fund owned by the Fund(s) may employ this strategy.

The Funds have also adopted a number of other investment policies which are not fundamental and, therefore, may be changed by the Board of Trustees without shareholder approval. These include the following:

1) MH Elite Small Cap Fund of Funds will invest at least 80% of its total assets in small cap mutual funds.

2) MH Elite Income Fund of Funds will invest at least 80% of its total assets in income funds.

3) The Fund of Funds strategy of investing at least 80% of its total assets in other mutual funds (underlying funds) cannot be changed without at least 60 days prior written notice to shareholders.

4) No Fund(s) may invest in securities for the purpose of exercising control over or management of an issuer. The Funds, and all affiliated persons, will, immediately after purchase or acquisition, not own more than 3% of the total outstanding stock of another registered investment company.

5) The Funds will not purchase portfolio securities when outstanding borrowings exceed 5% of the total assets.

6) Each Fund may invest up to 20% of its total assets in exchange traded funds.

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Portfolio Turnover

There are no restrictions regarding portfolio turnover. The Fund(s) do not propose to purchase securities for short term trading in the ordinary course of operations. For temporary defensive purposes management may deem it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate may be significantly higher than usual.

Disclosure of Portfolio Holdings

Through filings made with the SEC on Form N-CSR and Form N-Port, each Fund makes its full portfolio holdings publicly available to shareholders on a quarterly basis. Each Fund normally makes such filings on or before the sixtieth day following the end of a fiscal quarter. Each Fund delivers their complete schedule of investments to shareholders in the Funds’ semi-annual and annual reports. In addition to filings made with the SEC, each Fund’s schedule of investments is available on the Fund’s website, www.mhelite.com.

Other Considerations and Risks

The following is a discussion of non-principal risks and investment strategies of the Funds that may be used by an underlying fund. The underlying funds have their own investment objectives, policies, practices, and techniques, any one or all of which may subject their assets to varying degrees of risk. For some of the underlying funds, the following risks and investment strategies may be considered to be a principal investment strategy or risk that would be disclosed as such in their respective prospectuses.

1) invest in restricted or illiquid securities;

2) invest in warrants;

3) lend their portfolio securities;

4) sell securities short;

5) borrow money in amounts up to 33 1/3% of their assets for leverage purposes;

6) concentrate 25% or more of their assets in any one industry;

7) invest up to 100% of their assets in master demand notes;

8) enter into option contracts, futures contracts and options on futures contracts;

9) invest in convertible securities;

10) enter into repurchase and/or reverse repurchase agreements:

11) invest in high yield/junk bonds and

12) employ hedging strategies.

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Illiquid and Restricted Securities

An underlying fund may invest in securities for which there is no readily available market (illiquid securities) including securities the disposition of which would be subject to legal restrictions (so-called restricted securities) and repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an underlying fund's decision to dispose of such securities and the time when the fund is able to dispose of them, during which time the value of the securities (and therefore the value of the underlying fund's shares held by the Fund) could decline.

The Securities and Exchange Commission has adopted rule 144A under the securities Act of 1933, as amended (the Securities Act), which permits a fund to sell restricted securities to qualified institutional buyers without limitations. Under rule 144A the board of Trustees of the underlying funds have the flexibility to determine, in appropriate circumstances, that specific rule 144A securities are liquid and not subject to the fund's illiquid securities limitation. Investing in rule 144A securities could have the effect of increasing the level of the underlying funds illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Warrants

An underlying fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period if time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price and the right to purchase the underlying security.

Loans of Portfolio Securities

An underlying fund may lend its portfolio securities provided that: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at anytime exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Short Sales

An underlying fund may sell securities short. In a short sale, a fund sells stock which it does not own, making delivery with securities 'borrowed' from a broker. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out.

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The fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less that the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale.

A short sale is 'against the box' if at all times when the short position is open the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

Leverage Through Borrowing

An underlying fund may borrow on an unsecured basis from banks to increase its holders of portfolio securities. Under the 1940 Act, a fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging through borrowing (i.e. purchasing securities with borrowed funds) will exaggerate the effect of any increase or decrease in the value of portfolio securities on a fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

Industry Concentration

An underlying fund may concentrate its investment within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a fund which invests in a broader range of securities.

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Master Demand Notes

Underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value plus accrued interest at any time.

Options Activities

An underlying fund may write (i.e. sell) listed call options (calls) if the calls are "covered" throughout the life of the option. A call is "covered" if that fund owns the optioned securities. When an underlying fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, that fund will forgo any gain from an increase in the market price of the underlying security over the exercised price.

An underlying fund may purchase a call on securities only to effect a closing purchase transaction which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by that fund on which it wishes to terminate its obligation. If that fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the fund expires ( or until the call is exercised and that fund delivers the underlying security).

An underlying fund also may write and purchase put options (puts). When it writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to their fund at the exercise price at any time during the option period. When purchasing a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

A fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new so that it is impossible to predict to what extent liquid markets will develop or continue.

The underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent for the securities on which the fund has written puts or calls or for other securities acceptable for such escrow, so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities

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to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

Future Contracts

An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated contract markets which, through their clearing corporations, guarantee performances of the contracts.

Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the fund's portfolio securities declined, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities but permits the continued holding of securities other than the underlying securities. For example, if the fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained, and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements.

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Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Option on Future Contracts

An Underlying fund may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The underlying fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases protective puts on securities.

As with options on securities, the holder of an option may terminate a position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The underlying fund is required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to that fund, because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to that fund when the use of futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts as described above.

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Convertible Securities

Certain preferred stocks and debt securities that may be held by an underlying fund have conversion features allowing the holder to convert securities into another specified security (usually common stock) of the same issuer at a specified conversion ratio (e.g., two shares of preferred for one share of common stock) at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right.

That premium may be negligible or substantial. To the extent that any preferred stock or debt security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by that premium.

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Repurchase Agreements and/or Reverse Repurchase Agreements

Underlying funds, particularly money market funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement with the seller to repurchase the securities at an agreed upon time and price. These agreements are considered under the 1940 Act to be loans by the purchaser collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delay or difficulties in exercising its rights to realize upon the securities held as collateral and might incur a loss if the value of the securities should decline. In a reverse repurchase agreement, the underlying fund sells a security to another party, such as a bank or broker dealer, in return for cash and agrees to repurchase that security at an agreed upon price and time. Such transactions may increase fluctuations in the market value of the underlying fund’s assets and may be viewed as a form of leverage. The underlying fund may enter into a reverse repurchase transaction provided that immediately after any such borrowing there is asset coverage of at least 300% for all of its borrowings.

Junk Bonds

Bonds which are rated BB and below by Standard and Poor's and Ba and below by Moody's are commonly known as junk bonds. Investing in junk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. Junk bonds may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principle and interest payments.

Junk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of junk bonds have been found to be less sensitive to interest rate changes than more highly rated investments but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices, because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of junk bonds defaults, a fund may incur additional expenses to seek recovery. In the case of junk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

The secondary markets on which junk bonds are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bonds, especially in a thinly traded market.

There may be special tax considerations associated with investing in junk bonds structured as zero coupon or payment-in-kind securities. A fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. A fund will be required to distribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise continue to be held. Shareholders will be taxed on these distributions.

The use of credit ratings as the sole method of evaluating junk bonds can involve certain risks. For example, credit ratings evaluate the safety of principle and interest payments, not the

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market value risk of junk bonds. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

Hedging

An underlying fund may employ a risk management strategy to limit or offset the probability of loss from fluctuations in the price of commodities, currencies or securities. For example, an underlying fund may purchase future contracts on gold and sell futures contracts on silver in the belief that gold will become relatively more valuable compared with silver over the life of the contracts. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they also may limit commensurately the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved. Hedging can also be used to protect one’s capital against effects of inflation through investing in high-yield financial instruments (bonds, notes, shares), real estate or precious metals.

MANAGEMENT OF THE FUNDS

The Fund’s Board of Trustees, were elected by shareholders to oversee the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board. The Board of Trustees has selected an Independent Registered Public Accounting Firm to perform annual audits. The Board is responsible for determining that the Funds operate in accordance with their stated objectives, policies, and investment restrictions.

The Board is comprised of 4 Trustees, three of whom are independent and not interested persons of the Funds, as that term is defined in the Act. The Board meets twice a year. The non-interested Trustees also meet separately with the Chief Compliance Officer annually. The Board annually elects one of the independent Trustees to serve as Board Chairman.

The members of the Board have been selected based on their individual experiences, education and their ability to serve in a responsible manner to the needs of their fellow shareholders. Considering the Fund’s net assets, distribution arrangements and services provided, the Board has determined that its leadership structure is appropriate given the specific characteristics and circumstances of the Fund.

The Board of Trustees of the Investment Company has an audit committee with major responsibilities to select and consult with the independent auditors for the Investment Company on matters pertaining to their audits of the Investment Company’s annual financial statements. Howard Samms has been a member of the Board since 1998 and Chairman of the Board for the last 16 years.  Retired from Johnson & Johnson in 2005, Howard held the position of Executive Director - Finance for the last 10 of a 30 year career. Howard has been determined to be an audit committee financial expert and is "independent" within the meaning of item 3(a)(2) of Form N-CSR.

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Officers and Trustees of the Funds

Officers and Trustees of the Funds, together with their addresses, and principal occupations.

Officers of the Fund

Name, Address and Age	Position(s) held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer	Other Trusteeships Held by Officer
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 70	President Chief Compliance Officer Portfolio Manager	One Year, Since Fund Inception	President of MH Investment Management, Inc., advisor to MH Elite Portfolio of Funds Trust Registered Investment Adviser	4	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 66	Vice President Interested Trustee Chief Information Officer	One Year, Since Fund Inception	Vice President of MH Investment Management Inc., advisor to MH Elite Portfolio of Funds Trust, previously Ericsson, Development Director	4	None

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Trustees of the Fund

Name, Address and Age	Position(s) held with Fund	Term of Office and Length of Time Served	Principal Occupations(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Disinterested Trustees
Tom Bontempo 114 Shady Lane Randolph, NJ 07869 58	Independent Trustee	One year, Since 7/01/2016	JD Power and Associates Vice President Service Industry Sales, previously, Alliance and partnership Solutions, Senior Vice President	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 77	Independent Trustee, Chairman of the Board	One Year, Since 7/31/1998 Since 1/01/2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 53	Independent Trustee	One Year, Since 9/1/2003	Holborn Corporate Senior Vice President	4	None
Interested Trustees
Jeff Holcombe [1] 8 Guildford Court Annandale, NJ 08801 66	Interested Trustee Vice President	One Year, Since 7/31/1998	MH Investment Management, Inc., Vice President previously Ericsson, Development Director	4	None

1 Mr. Holcombe is an interested person (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

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Mr. Harvey Merson has been assisting clients with the purchasing, monitoring, and sale of mutual funds and annuities for the past 40 years. In addition, Mr. Merson provides financial needs analysis for his clients to determine and satisfy their insurance (life and health) needs. Mr. Merson also serves as the Fund's Chief Compliance Officer and meets regularly with the Board for his input and insight on fund performances, the maintenance of books and records, fund marketing and any additional assistance or guidance as requested by the Board of Trustees.

Mr. Jeff Holcombe was formerly a Development Director at Ericsson. He was responsible for the planning, design, and development of software systems for the telephony industry. Mr. Holcombe's background in technology plays a vital role in maintaining SEC reporting and documentation. As the Fund's Chief Information Officer, he is responsible for maintaining Fund records and supporting activities related to shareholder and accounting services.

Mr. Bontempo is currently Vice President of Sales in the Global Business Intelligence (GBI) Division at J.D. Power. He is responsible for leading the GBI sales and account management team and driving overall revenue retention and growth across several vertical practices, including Financial Services, Insurance, Telecom, Utility and Technology markets. Prior to joining J.D. Power in 2015, Mr. Bontempo was with Dun & Bradstreet, most recently as senior vice president of partnership solution sales. Mr. Bontempo has over 32 years of sales leadership and practical experience in the areas of customer experience management, partnerships and alliance development, sales and marketing and risk assessment, which positions him well as a trustee. Mr. Bontempo also serves as a Trustee on the Board of the Interfaith Food Pantry in Morris Plains, New Jersey. Mr. Bontempo earned his undergraduate degree at Montclair State University and his graduate degree in Marketing from Fairleigh Dickinson University.

Mr. Howard Samms was the Finance Department Director for Johnson and Johnson Healthcare Systems and was responsible for all financial requirements of the Johnson and Johnson Healthcare Systems which includes monthly reporting, budget development and implementation, capital investment decisions and related asset management functions before his retirement in 2005. Mr. Samms, with his strong finance background, serves as the Board's Financial Expert.

Mr. Walker is a Senior Vice President of Holborn Corporation, a reinsurance intermediary specializing in insurance risk evaluation, treaty reinsurance placement and related services. He is a Fellow of the Casualty Actuarial Society and is a member of the American Academy of Actuaries. Mr. Walker began his career in 1992 and has worked for insurance, reinsurance and consulting firms. Mr. Walker's actuarial background allows him to provide a helpful assessment of the many risk factors faced by the Fund and the Board.

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Each Trustee, who is not an “interested person” as that term is defined in the 1940 Act, of the Funds was paid an annual fee of $750.00 per fund for serving as a member of the Board of Trustees for fiscal year 2021. The Chairman of the Board of Trustees was paid an annual fee of $875.00 per fund.

Mr. Jeff Holcombe is the only “interested persons” of the Funds on the Board and receives no compensation for serving on the Board.

The Funds do not compensate the Officers and Trustees affiliated with the Investment Adviser except as they may benefit through payment of the advisory fee.

No Trustee who is not an interested person of the Investment Company, or his or her immediate family members, owned beneficially or of record, as of December 31, 2021, any securities of the Adviser, the Distributor or any person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor.

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Board of Trustees Ownership Amounts

(as of 12/31/2021)

Name of Trustee	Fund [1]	Dollar Range of Equity Securities In the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jeff Holcombe	Small Cap Fund of Funds Select Portfolio Income Fund	Over $100,000 Over $100,000 $50,001 - $100,000 $10,001 - $50,000	Over $100,000
Howard Samms	Small Cap Fund of Funds Select Portfolio Income Fund	$50,001 - $100,000 None None None	$50,001 - $100,000
Tom Bontempo	Small Cap Fund of Funds Select Portfolio Income Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000
Tice Walker	Small Cap Fund of Funds Select Portfolio Income Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000

1 In the Fund column above,

Small Cap refers to MH Elite Small Cap Fund of Funds,

Fund of Funds refers to MH Elite Fund of Funds

Select Portfolio refers to MH Elite Select Portfolio of Funds

Income Fund refers to MH Elite Income Fund of Funds

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Officers of the Funds Ownership Amounts

(as of 12/31/2021)

Name of Trustee	Fund [1]	Dollar Range of Equity Securities In the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jeff Holcombe	Small Cap Fund of Funds Select Portfolio Income Fund	Over $100,000 Over $100,000 $50,001 - $100,000 $10,001 - $50,000	Over $100,000
Harvey Merson	Small Cap Fund of Funds Select Portfolio Income Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000

1 In the Fund column above,

Small Cap refers to MH Elite Small Cap Fund of Funds,

Fund of Funds refers to MH Elite Fund of Funds

Select Portfolio refers to MH Elite Select Portfolio of Funds

Income Fund refers to MH Elite Income Fund of Funds

Codes of Ethics

The Investment Company and the Adviser have adopted codes of ethics under Rule 17j-1 of the Investment Company Act to ensure, among other things, that the Officers, Trustees and employees of MH Elite Portfolio of Funds Trust and MH Investment Management Inc. place shareholders' interests ahead of their own. MH Elite Portfolio of Funds Trust invests in shares of open-end investment companies which are not considered "covered securities" by the rule on the theory that transactions in these instruments present little danger of abuse. As a result, Fund and Adviser personnel are permitted to invest in securities, including funds that may be purchased or held by the Fund(s).

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Proxy Voting Policies and Procedures

MH Investment Management, Inc., the Adviser to the Funds, does not vote proxies on behalf of the Funds. MH Elite Portfolio of Funds Trust receives proxy material from the custodian holding the company's account. Under circumstances where the Adviser receives proxy material involving any security held in the Fund's account the Adviser will promptly forward such material to the Fund's attention. It is the Fund management's responsibility to vote their proxies. The Adviser will provide advice regarding proxy voting upon a request from Fund management. The Adviser will keep a record of:

1.	any advice given to the Fund regarding proxy voting,
2.	any proxy material received on behalf of a Fund and the steps taken to forward such material to the Fund.

MH Elite Portfolio of Funds Trust has adopted the policy of voting in line with management recommendations. If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund. It is not our intent to change or alter the management or policies of the underlying funds. The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s). We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

The Funds' proxy voting record for the twelve-month period ended December 31, is available, without charge and upon request, by calling 800-318-7969 and on the SEC's website at www.sec.gov. All funds, regardless of their fiscal year, must file with the SEC by August 31, their proxy voting records for the most recent 12 month period ended June 30.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

MH Elite Small Cap Fund of Funds

To the best knowledge of the MH Elite Small Cap Fund of Funds, as of December 31, 2021, the following persons and/or entities owned of record or beneficially 5% or more of the Fund's outstanding shares.

Name	Address	Percent Ownership
Paul and Stephanie Scotto	68 Califon Drive Colonia, NJ 07067	6.6%

The Trustees and Officers as a group own 11.7% of MH Elite Small Cap Fund of Funds outstanding equity securities.

MH Elite Fund of Funds

To the best knowledge of the MH Elite Fund of Funds, as of December 31, 2021, no persons and/or entities owned of record or beneficially 5% or more of the Fund's outstanding shares.

The Trustees and Officers as a group own 9.8% of MH Elite Fund of Funds outstanding equity securities.

MH Elite Select Portfolio of Funds

To the best knowledge of the MH Elite Select Portfolio of Funds, as of December 31, 2021, as of December 31, 2021, the following persons and/or entities owned of record or beneficially 5% or more of the Fund's outstanding shares.

Name	Address	Percent Ownership
Paul and Stephanie Scotto	68 Califon Drive Colonia, NJ 07067	5.0%

The Trustees and Officers as a group own 9.4% of MH Elite Select Portfolio of Funds outstanding equity securities.

MH Elite Income Fund of Funds

To the best knowledge of the MH Elite Fund of Funds, as of December 31, 2021, no persons and/or entities owned of record or beneficially 5% or more of the Fund's outstanding shares.

The Trustees and Officers as a group own 7.6% of MH Elite Income Fund of Funds outstanding equity securities.

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INVESTMENT ADVISORY AND OTHER SERVICES

Under the terms of the Investment Advisory Contract with the Funds, MH Investment Management, Inc. (MHI) acts as Investment Adviser and, subject to the supervision of the Board, has overall responsibility for directing the investments of the Funds in accordance with their investment objective, policies and limitations.

In addition, MHI provides the management and administrative services necessary for the operation of the Funds. Investment Adviser services include all operations of the Fund including portfolio management, transfer and shareholder services. Additional services provided under the Administrative Services Agreement include the expenses and salaries incurred by the Funds that are necessary and incidental to the conduct of its business. Under the Administrative Services Agreement between the Fund and Adviser, portfolio management services and compensation are the responsibility of the Investment Adviser. Administrative services provided by MHI include, but are not limited to, the costs incurred in the maintenance of books, records, and procedures; dealings with shareholders; reports and notices to shareholders; expenses of annual stockholder meetings; Board of Trustees compensation; miscellaneous office expenses; brokerage fees; and custodian, legal, accounting and registration fees. Fees paid to the Investment Adviser cannot be raised without shareholder approval and the Administrative Services Agreement will continue for as long as MH Investment Management Inc. serves as the Investment Adviser to the Fund. In the conduct of the respective businesses of the parties hereto and in the performance of this agreement, the Funds and MHI may share common facilities and personnel common to each.

The following table sets forth the annual fees payable by each Fund to MHI pursuant to the Investment Advisory Contract and Administrative Services Agreement expressed as a percentage of the Fund's average daily net assets:

	Investment Advisory	Administrative
Fund	Fee	Service Fee
MH Elite Small Cap Fund of Funds	1.00%	.25%
MH Elite Fund of Funds	1.00%	.25%
MH Elite Select Portfolio of Funds	1.00%	.25%
MH Elite Income Fund of Funds	1.00%	.25%

Fees are computed daily and payable monthly.

The following table sets forth the aggregate fees paid by each Fund to MHI under the Investment Advisory Contract and the Administrative Services Agreement for the past three fiscal years:

Fund	2021	2020	2019
MH Elite Small Cap Fund of Funds	$ 124,604	$ 88,071	$ 87,179
MH Elite Fund of Funds	$ 230,435	$ 172,499	$ 162,192
MH Elite Select Portfolio of Funds	$ 95,889	$ 74,646	$ 68,426
MH Elite Income Fund of Funds	$ 119,373	$ 95,225	$ 77,970

The Board, including the non-interested Trustees, received materials specifically relating to the existing investment advisory contract and administrative services agreement.

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Additional information was furnished by MHI including, among other items, information on and analysis of: (a) the overall organization of MHI, including the financial condition and stability of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management personnel, (d) the potential for achieving further economies of scale, and (e) the information furnished to investors, including Funds' shareholders.

In considering the investment advisory contract, the Board, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board in connection with its approval of the investment advisory contract included:

1.	The Board considered the benefit to shareholders of investing in a fund of funds,
2.	The nature, extent and quality of the services to be provided by the Investment Adviser,
3.	Investment performance,
4.	Compensation to the Adviser and an analysis of the Adviser's profitability with respect to the fund,
5.	Possible conflicts of interest between the Funds and the Adviser,
6.	Brokerage and portfolio transactions,
7.	Overall fund expenses and expense ratios based on information provided. The Board also considered that the Funds' fee structure was competitive with the funds with similar investment goals and strategies,
8.	Sales and redemptions of Fund shares.

Based on its evaluation of all material factors, the Board, including the non-interested Trustees, concluded that the advisory fee structures are fair and reasonable, and that the investment advisory contract and administrative services agreement should be approved. Accordingly, the investment advisory contract and the administrative services agreement were approved by the Board of Trustees on November 10, 2021.

Custodian and Transfer Agent

Huntington National Bank, 7 Easton Oval, Columbus, OH 43219, serves as the Fund's custodian and trustee for the Fund's retirement plans. The Fund acts as its own transfer agent with the assistance of Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Broadview Heights, OH 44147 in the preparation and distribution of reports and statements to shareholders.

Selection of Independent Registered Public Accounting Firm

The firm Sanville & Company, 1514 Old York Road, Abington, PA 19001, was selected as the Independent Registered Public Accounting Firm by the Board of Trustees on November 10, 2021 to perform the Funds' annual Audit.

Sanville & Company has no direct or indirect financial interest in the Funds or the Adviser.

21

Report of Independent Registered Public Accounting Firm

The report of Independent Registered Public Accounting Firm contained in the Annual Report to Shareholders for the fiscal year ended December 31, 2021 is incorporated herein by reference. Copies of the Annual and Semi-Annual Reports to Shareholders may be obtained without charge by writing to MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, New Jersey 07076, or by calling MH Elite Portfolio of Funds Trust at 1-800-318-7969.

PORTFOLIO MANAGER

Harvey Merson is portfolio manager for all four Funds. He has been assisting clients with the purchasing, monitoring and sale of mutual funds on a non-discretionary basis for the past 40 years. He serves over 100 individuals with investable assets totaling approximately $80 million, including client assets invested with MH Elite Portfolio of Funds Trust.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Funds do not pay any fees or brokerage commissions as the result of buying and selling mutual funds. Underlying funds are purchased at their respective NAV without sales charges, upfront or deferred. Any transaction fees or redemption fees incurred are paid by the Investment Adviser under the terms of the Administrative Services Agreement between the Fund and the Adviser. The Fund’s custodian, Huntington National Bank, provides a mutual fund trading platform which gives the Funds sufficient access to other mutual fund families in a convenient and efficient manner to ensemble a portfolio of underlying funds for each portfolio within the series of funds offered by MH Elite Portfolio of Funds Trust. The Funds do not rely on research or reports provided by brokers in connection with the buying and selling of mutual funds.

CAPITAL STOCK AND OTHER SECURITIES

There is only one class of shares issued by the Fund. Each share has equal rights regarding voting, distributions and redemptions. Rights cannot be modified other than by a majority vote of shares outstanding. The authorized capitalization of the Funds consists of 1,000,000,000 shares of common stock. Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all Trustees of the Fund if they so choose.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Information on Purchasing, Redeeming and the Pricing of Fund Shares is included in the Prospectus.

22

TAXATION OF THE FUNDS

The Funds intend to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the Code). In any year in which the Funds qualify as a regulated investment company and distributes substantially all of its investment company taxable income, the Funds will not be subject to federal income tax to the extent it distributes to shareholders such income and capital gains in the manner required under the Code. Such distributions will be taxable to shareholders in the calendar year for which the distributions were earned and may be paid by the Funds during January of the following calendar year.

UNDERWRITERS

There are no underwriters of the Funds.

23

CALCULATION OF PERFORMANCE DATA

The Funds may publish certain total return performance figures in advertisements from time to time. Total return and average annual total return are calculated using the following formulas:

Total Return -

Total return is the percentage change in the value of a hypothetical investment that has occurred in the indicated time period, taking\ into account the imposition of various fees, and assuming the reinvestment of all dividends and distributions. Cumulative total return reflects the Fund's performance over a stated period of time and is computed as follows:

ERV - P = Total Return

-------

P

Where:

ERV = ending redeemable value of hypothetical $1,000 payment made at the beginning of the base period, assuming reinvestment of all dividends and distributions

P = a hypothetical initial payment of $1,000

Average Annual Total Return -

Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period and is computed according to the following formula:

P(1 + T)n = ERV

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return (after taxes on distributions)

n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the base period.

24

Average Annual Total Return (After Taxes on Distributions) Quotation

Average annual total return (after taxes on distributions) reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period and is computed according to the following formula:

P(1 + T)n = ATVd

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return (after taxes on distributions)

n = number of years

ATVd = ending value of a hypothetical $1,000 payment made at the beginning of the base period, after taxes on Fund distributions but not after taxes on redemption.

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

Average annual total return (after taxes on distributions and redemption) reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period and is computed according to the following formula:

P(1 + T)n = ATVdr

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return (after taxes on distributions and redemption)

n = number of years

ATVdr = ending value of a hypothetical $1,000 payment made at the beginning of the base period, after taxes on Fund distributions and redemption.

All performance figures are based on historical results and are not intended to indicate future performance.

FINANCIAL STATEMENTS

The financial statements contained in the Annual Report to Shareholders for the fiscal year ended December 31, 2021 are incorporated herein by reference. Copies of the Annual and Semi-Annual Reports to Shareholders may be obtained without charge by writing to MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, New Jersey 07076, or by calling MH Elite Portfolio of Funds Trust at 1-800-318-7969, or on the Funds’ website at www.mhelite.com.

25

PART C

OTHER INFORMATION

Item 28. Exhibits

(a) Trust Agreement

(b) By-Laws

(c) Not Applicable

(d) Investment Advisory Contract

(e) Not Applicable

(f) Reimbursement Agreements with Officers and/or Trustees

(g) Huntington National Bank Custody Agreement

(h)(1) Administrative Services Agreement

(h)(2) Mutual Shareholder Services Agreement

(i) Opinion of Counsel Concerning Fund Securities1

(j) Consent of Independent Registered Public Accounting Firm

(k) Not Applicable

(l) Not Applicable

(m) Not Applicable

(n) Not Applicable

(o) Not Applicable

(p) Code of Ethics

1Opinion of Counsel Concerning Fund Securities is incorporated herein by reference from Amendment No. 23 under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Act of 1940 to the Fund's Registration Statement.

Item 29. Persons Controlled by or Under Common Control of the Fund

Not Applicable

Item 30. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

The investment adviser to the Fund is MH Investment Management, Inc. 43 Highlander Drive, Scotch Plains, New Jersey 07076, a registered investment adviser under the Investment Advisers Act of 1940. The Officers of the Investment adviser are Harvey Merson and Jeff Holcombe.

Item 32. Principal Underwriters

(a) Not Applicable

(b) Not Applicable

(c) Not Applicable

Item 33. Location of Accounts and Records

All fund records are held by Harvey Merson at 43 Highlander Drive, Scotch Plains, New Jersey 07076 and Jeff Holcombe at 8 Guildford Court, Annandale, NJ 08801

Item 34. Management Services

Not Applicable

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the MH Elite Portfolio of Funds Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scotch Plains and State of New Jersey, on the 21st day of April 2022.

MH Elite Portfolio of Funds Trust

/s/ Harvey Merson

Harvey Merson

President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Harvey Merson
Harvey Merson	President and CEO	April 21, 2022

/s/ Jeff Holcombe
Jeff Holcombe	Vice President, CIO and Trustee	April 21, 2022

/s/ Tom Bontempo
Tom Bontempo	Trustee	April 21, 2022

/s/ Howard Samms
Howard Samms	Trustee and Chairman of the Board	April 21, 2022

/s/ Tice Walker
Tice Walker	Trustee	April 21, 2022